Principal Accounting Policies (Intangible Assets) (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Upfront Licensing Fees [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	7 years
Upfront Licensing Fees [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	3 years
Software and Copyrights [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years
Software and Copyrights [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	1 year
Software Technologies [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	6 years
Software Technologies [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	0.5 year
Game Engines [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	10 years
Game Engines [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	3 years
Non-compete Agreements [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years
Non-compete Agreements [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	2.5 years
Customer Databases [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5.5 years
Customer Databases [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	2 years
Trademarks [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	20 years
Trademarks [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years
In-progress Research and Development [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	Indefinite life and subject to impairment testing until completed or abandoned
Net indefinite-lived in-progress research and development assets	0	0	89,200,000
Indefinite-lived intangible assets, gross			95,200,000
Accumulated impairment of indefinite-lived intangible assets			6,000,000
Indefinite-lived intangible assets, reclassified		89,200,000